NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenues	$ 17,931	$ 14,427	$ 11,537
Net income (loss) attributable to partnership	432	407	1,093
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	635	572	569
Attributable to non-controlling interest, net income (loss)	19	19	34
Attributable to non-controlling interest, other comprehensive income (loss)	38	(20)	6
Net income (loss) attributable to partnership	78	75	138
Attributable to unitholders, other comprehensive income (loss)	154	(78)	26
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	1,483	1,314	1,074
Attributable to non-controlling interest, net income (loss)	455	506	361
Attributable to non-controlling interest, other comprehensive income (loss)	44	(2)	(87)
Net income (loss) attributable to partnership	202	225	150
Attributable to unitholders, other comprehensive income (loss)	19	(1)	(31)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues	997	901
Attributable to non-controlling interest, net income (loss)	53	47
Attributable to non-controlling interest, other comprehensive income (loss)	104	(23)
Net income (loss) attributable to partnership	10	10
Attributable to unitholders, other comprehensive income (loss)	24	(4)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Revenues	38	224
Attributable to non-controlling interest, net income (loss)	16	67
Attributable to non-controlling interest, other comprehensive income (loss)	7	29
Net income (loss) attributable to partnership	7	21
Attributable to unitholders, other comprehensive income (loss)	3	22
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues		1,695
Attributable to non-controlling interest, net income (loss)		89
Attributable to non-controlling interest, other comprehensive income (loss)		23
Net income (loss) attributable to partnership		36
Attributable to unitholders, other comprehensive income (loss)		9
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	407	337
Attributable to non-controlling interest, net income (loss)	83	51
Attributable to non-controlling interest, other comprehensive income (loss)	(4)	(56)
Net income (loss) attributable to partnership	22	14
Attributable to unitholders, other comprehensive income (loss)	(1)	(15)
North American rail operation
Disclosure of subsidiaries [line items]
Revenues	2,257	2,253	2,157
Attributable to non-controlling interest, net income (loss)	166	196	208
Attributable to non-controlling interest, other comprehensive income (loss)	190	202	131
Net income (loss) attributable to partnership	20	23	24
Attributable to unitholders, other comprehensive income (loss)	14	21	13
U.K. ports operation
Disclosure of subsidiaries [line items]
Revenues	272	272
Attributable to non-controlling interest, net income (loss)	9	6
Attributable to non-controlling interest, other comprehensive income (loss)	12	(15)
Net income (loss) attributable to partnership	14	8
Attributable to unitholders, other comprehensive income (loss)	12	(21)
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	460
Attributable to non-controlling interest, net income (loss)	20
Attributable to non-controlling interest, other comprehensive income (loss)	(2)
Net income (loss) attributable to partnership	7
Attributable to unitholders, other comprehensive income (loss)	(1)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Revenues	145	111	96
Attributable to non-controlling interest, net income (loss)	31	15	6
Attributable to non-controlling interest, other comprehensive income (loss)	17	28	(57)
Net income (loss) attributable to partnership	6	3	1
Attributable to unitholders, other comprehensive income (loss)	3	6	(11)
Indian toll roads(3)
Disclosure of subsidiaries [line items]
Revenues		143	117
Attributable to non-controlling interest, net income (loss)		1	(25)
Attributable to non-controlling interest, other comprehensive income (loss)		(22)	(6)
Net income (loss) attributable to partnership		4	(9)
Attributable to unitholders, other comprehensive income (loss)		(11)	(3)
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Revenues	3,338	3,150	906
Attributable to non-controlling interest, net income (loss)	15	115	59
Attributable to non-controlling interest, other comprehensive income (loss)	56	(163)	38
Net income (loss) attributable to partnership	19	160	65
Attributable to unitholders, other comprehensive income (loss)	72	(239)	30
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	321	246	371
Attributable to non-controlling interest, net income (loss)	5	64	95
Attributable to non-controlling interest, other comprehensive income (loss)	160	43	36
Net income (loss) attributable to partnership	2	45	65
Attributable to unitholders, other comprehensive income (loss)	103	38	22
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Revenues	207	221	249
Attributable to non-controlling interest, net income (loss)	(87)	(75)	(33)
Attributable to non-controlling interest, other comprehensive income (loss)	(6)	28	13
Net income (loss) attributable to partnership	(35)	(30)	(13)
Attributable to unitholders, other comprehensive income (loss)	(2)	11	5
Australian data center operation
Disclosure of subsidiaries [line items]
Revenues	31	22	23
Attributable to non-controlling interest, net income (loss)	(3)	3	3
Attributable to non-controlling interest, other comprehensive income (loss)	1	(9)	(8)
Net income (loss) attributable to partnership	(1)	2	1
Attributable to unitholders, other comprehensive income (loss)	0	(4)	(3)
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Revenues	1,471
Attributable to non-controlling interest, net income (loss)	19
Attributable to non-controlling interest, other comprehensive income (loss)	(16)
Net income (loss) attributable to partnership	6
Attributable to unitholders, other comprehensive income (loss)	(3)
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	4	6
Attributable to non-controlling interest, net income (loss)	(171)	(106)
Attributable to non-controlling interest, other comprehensive income (loss)	0	0
Net income (loss) attributable to partnership	(583)	(244)
Attributable to unitholders, other comprehensive income (loss)	(85)	300
Canadian district energy operation
Disclosure of subsidiaries [line items]
Revenues			72
Attributable to non-controlling interest, net income (loss)			9
Attributable to non-controlling interest, other comprehensive income (loss)			35
Net income (loss) attributable to partnership			3
Attributable to unitholders, other comprehensive income (loss)			8
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues			342
Attributable to non-controlling interest, net income (loss)			35
Attributable to non-controlling interest, other comprehensive income (loss)			(17)
Net income (loss) attributable to partnership			13
Attributable to unitholders, other comprehensive income (loss)			(5)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues			862
Attributable to non-controlling interest, net income (loss)			34
Attributable to non-controlling interest, other comprehensive income (loss)			(101)
Net income (loss) attributable to partnership			8
Attributable to unitholders, other comprehensive income (loss)			(24)
Brazilian transmission operation
Disclosure of subsidiaries [line items]
Revenues			90
Attributable to non-controlling interest, net income (loss)			22
Attributable to non-controlling interest, other comprehensive income (loss)			(6)
Net income (loss) attributable to partnership			10
Attributable to unitholders, other comprehensive income (loss)			(2)
U.K. port operation
Disclosure of subsidiaries [line items]
Revenues			274
Attributable to non-controlling interest, net income (loss)			17
Attributable to non-controlling interest, other comprehensive income (loss)			6
Net income (loss) attributable to partnership			24
Attributable to unitholders, other comprehensive income (loss)			9
Australian port operation
Disclosure of subsidiaries [line items]
Revenues		458	412
Attributable to non-controlling interest, net income (loss)		(27)	(16)
Attributable to non-controlling interest, other comprehensive income (loss)		(21)	(18)
Net income (loss) attributable to partnership		(10)	(6)
Attributable to unitholders, other comprehensive income (loss)		(8)	(6)
Chilean toll roads
Disclosure of subsidiaries [line items]
Revenues			138
Attributable to non-controlling interest, net income (loss)			(40)
Attributable to non-controlling interest, other comprehensive income (loss)			53
Net income (loss) attributable to partnership			(8)
Attributable to unitholders, other comprehensive income (loss)			13
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues			74
Attributable to non-controlling interest, net income (loss)			2
Attributable to non-controlling interest, other comprehensive income (loss)			0
Net income (loss) attributable to partnership			0
Attributable to unitholders, other comprehensive income (loss)			0
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues			1,444
Attributable to non-controlling interest, net income (loss)			75
Attributable to non-controlling interest, other comprehensive income (loss)			43
Net income (loss) attributable to partnership			32
Attributable to unitholders, other comprehensive income (loss)			18
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Revenues		1,398	1,257
Attributable to non-controlling interest, net income (loss)		(7)	1
Attributable to non-controlling interest, other comprehensive income (loss)		(201)	(80)
Net income (loss) attributable to partnership		2	0
Attributable to unitholders, other comprehensive income (loss)		(41)	(16)
Holding LP
Disclosure of subsidiaries [line items]
Revenues			5
Attributable to non-controlling interest, net income (loss)			742
Attributable to non-controlling interest, other comprehensive income (loss)			0
Net income (loss) attributable to partnership			450
Attributable to unitholders, other comprehensive income (loss)			194
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Revenues	385
Attributable to non-controlling interest, net income (loss)	56
Attributable to non-controlling interest, other comprehensive income (loss)	(33)
Net income (loss) attributable to partnership	22
Attributable to unitholders, other comprehensive income (loss)	(13)
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Revenues	170
Attributable to non-controlling interest, net income (loss)	56
Attributable to non-controlling interest, other comprehensive income (loss)	(106)
Net income (loss) attributable to partnership	13
Attributable to unitholders, other comprehensive income (loss)	(24)
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues	2,759
Attributable to non-controlling interest, net income (loss)	57
Attributable to non-controlling interest, other comprehensive income (loss)	(31)
Net income (loss) attributable to partnership	20
Attributable to unitholders, other comprehensive income (loss)	(11)
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Revenues	1,539	190	91
Attributable to non-controlling interest, net income (loss)	(2)	(19)	(6)
Attributable to non-controlling interest, other comprehensive income (loss)	69	(18)	(8)
Net income (loss) attributable to partnership	0	(3)	(1)
Attributable to unitholders, other comprehensive income (loss)	$ 22	$ (3)	$ (1)